Impact of COVID-19	12 Months Ended
Mar. 31, 2021
Impact of Covid Nineteen [Abstract]
Impact of COVID-19
57	Impact of COVID-19
Due to outbreak of
COVID-19
in India and globally, the Group has continued its assessment of likely adverse impact on economic environment in general and financial risks on account of
COVID-19.
Considering that the Group is in the business of generation of electricity which is an essential service as emphasised by the Ministry of Home Affairs and Ministry of Power, Government of India and which is granted “Must Run” status by Ministry of New and Renewable Energy (MNRE), the management believes that the impact of outbreak on the business and financial position of the Group is not significant.
Further, MNRE directed that the payment to Renewable Energy power generator shall be done on regular basis as being done prior to lockdown and the Group has generally received regular collection from its customer(s). The management does not see any risks in the Group ability to continue as a going concern and has been able to service all debts obligations during the half year, however in certain cases has opted for moratorium for interest and principal instalments falling due to lenders under the “Reserve Bank of India’s COVID 19 – Regulatory Package dated 27 March 2020”. The Group is closely monitoring developments, its operations, liquidity and capital resources and is actively working to minimise the impact of the unprecedented situation.